INCOME TAX EXPENSE (CREDIT) - Schedule of Provision for Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax provision for current year:
Income tax provision for current year	$ 6,384	$ 954	$ 1,206
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(411)	(138)	124
Deferred tax (credit) charge:
Deferred tax credit	(3,532)	(3,759)	(2,966)
Total income tax (credit) expense	2,441	(2,943)	(1,636)
Macau Complementary Tax [Member]
Income tax provision for current year:
Income tax provision for current year	41	203	223
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(417)	(171)	3
Deferred tax (credit) charge:
Deferred tax credit	(3,543)	(3,676)	(2,779)
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Income tax provision for current year:
Income tax provision for current year	5,590	0	0
Hong Kong Profits Tax [Member]
Income tax provision for current year:
Income tax provision for current year	654	513	822
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(2)	32	142
Deferred tax (credit) charge:
Deferred tax credit	12	(81)	(185)
Profits tax in other jurisdictions [Member]
Income tax provision for current year:
Income tax provision for current year	99	238	161
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	8	1	(21)
Deferred tax (credit) charge:
Deferred tax credit	$ (1)	$ (2)	$ (2)